Loss per share - Schedule of Loss Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Net loss	$ (6,061,247)	$ (6,733,537)	$ (5,457,494)
Basic loss per share	$ (1.62)	$ (3.36)	$ (5.13)
Diluted loss per share	$ (1.62)	$ (3.36)	$ (5.13)